Taxes (Details) - Schedule of Statutory Rate to Company’s Effective Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Rate to Company’s Effective Tax Rate [Abstract]
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.00%	25.00%	25.00%
Preferential tax treatment	0.00%	(6.50%)	(19.20%)
Effective tax rate	25.00%	18.50%	5.80%